Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2017	Level 1	Level 2	Level 3

Contingent consideration liability	$18,418	$-	$-	$18,418

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2016	$10,442
Amounts recognized on acquisitions	9,280
Fair value adjustments	1,314
Resolved and settled in cash	(2,792)
Other	174
Balance, December 31, 2017	$18,418

Less: current portion	$12,640
Non-current portion	$5,778

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$3,515	$3,515	$3,796	$3,796
Long-term debt	269,625	282,109	250,909	263,660